UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/08 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares		Value

COMMON STOCKS (54.2%)

	ADVERTISING (0.0%)
10,000	Monster Worldwide, Inc. *	$149,100

	AEROSPACE/DEFENSE (0.1%)
10,000	Goodrich Corp.	416,000
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	49,660
		465,660

	AIR TRANSPORT (0.1%)
5,000	FedEx Corp.	395,200

	APPAREL (0.1%)
20,000	Liz Claiborne, Inc.	328,600

	AUTO & TRUCK (0.1%)
10,000	Honda Motor Co. Ltd. ADR	301,100
20,000	Tata Motors Ltd. ADR	153,200
		454,300

	AUTO PARTS (0.4%)
20,000	Autoliv, Inc.	675,000
10,000	Eaton Corp.	561,800
30,000	Lear Corp. *	315,000
		1,551,800

	BANK (1.3%)
28,000	Bank of America Corp.	980,000
20,000	Bank of New York Mellon Corp.	651,600
25,000	JPMorgan Chase & Co.	1,167,500
10,000	PNC Financial Services Group, Inc.	747,000
5,000	SunTrust Banks, Inc.	224,950
9,000	Wachovia Corp.	31,500
28,000	Wells Fargo & Co.	1,050,840
		4,853,390

	BANK - CANADIAN (0.1%)
10,000	Bank of Nova Scotia	460,400

	BANK - FOREIGN (0.1%)
3,000	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	302,760

	BEVERAGE - ALCOHOLIC (0.2%)
30,000	Constellation Brands, Inc. Class A *	643,800

	BEVERAGE - SOFT DRINK (0.5%)
10,000	Cadbury PLC ADR	409,400
15,000	Coca-Cola Co. (The)	793,200
15,000	Dr. Pepper Snapple Group, Inc. *	397,200
10,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	381,400
		1,981,200

	CABLE TV (0.4%)
5,000	Cablevision Systems Corp. NY Group A	125,800
30,000	DIRECTV Group, Inc. (The) *	785,100
24,000	DISH Network Corp. Class A *	504,000
		1,414,900

	CANADIAN ENERGY (1.2%)
12,000	Canadian Natural Resources Ltd.	821,520
24,000	EnCana Corp.	1,577,520
40,000	Pengrowth Energy Trust	597,600
25,000	Petro-Canada	833,750
16,000	Suncor Energy, Inc.	674,240
		4,504,630

	CEMENT & AGGREGATES (0.2%)
35,000	Cemex S.A. de C.V. ADR *	602,700

	CHEMICAL - BASIC (0.4%)
20,000	Dow Chemical Co. (The)	635,600
20,000	E.I. du Pont de Nemours & Co.	806,000
		1,441,600

	CHEMICAL - DIVERSIFIED (0.7%)
15,000	Cabot Corp.	476,700
10,000	Cytec Industries, Inc.	389,100
20,000	Huntsman Corp.	252,000
12,000	Pall Corp.	412,680
24,000	Sociedad Quimica y Minera de Chile S.A. ADR	581,160
20,000	Zoltek Companies, Inc. *	342,200
		2,453,840

	CHEMICAL - SPECIALTY (0.9%)
10,000	Arch Chemicals, Inc.	353,000
15,000	Ceradyne, Inc. *	549,900
10,000	Lorillard, Inc.	711,500
20,000	Lubrizol Corp. (The)	862,800
3,000	Millipore Corp. *	206,400
9,000	Mosaic Co. (The)	612,180
		3,295,780

	COMPUTER & PERIPHERALS (1.6%)
10,000	Apple, Inc. *	1,090,737
35,000	Dell, Inc. *	576,800
30,000	EMC Corp. *	358,800
15,000	Hewlett-Packard Co.	693,600
10,000	International Business Machines Corp.	1,169,600
20,000	Logitech International S.A. *	466,400
30,000	NetApp, Inc. *	546,900
10,000	SanDisk Corp. *	195,500
20,000	Seagate Technology	242,400
25,000	Western Digital Corp. *	533,000
		5,873,737

	COMPUTER SOFTWARE & SERVICES (2.3%)
20,000	Accenture Ltd. Class A	760,000
20,000	Affiliated Computer Services, Inc. Class A *	1,012,600
20,000	BMC Software, Inc. *	572,600
25,000	CA, Inc.	499,000
20,000	Check Point Software Technologies Ltd. *	454,800
25,000	Cognizant Technology Solutions Corp. Class A *	570,750
25,000	Computer Sciences Corp. *	1,004,750
80,000	Microsoft Corp.	2,135,200
35,000	Oracle Corp. *	710,850
10,000	Sybase, Inc. *	306,200

Value Line Income and Growth Fund, Inc.

September 30, 2008

Shares		Value

20,000	Symantec Corp. *	$391,600
		8,418,350

	DIVERSIFIED COMPANIES (1.1%)
8,000	Danaher Corp.	555,200
12,000	Honeywell International, Inc.	498,600
8,000	Parker Hannifin Corp.	424,000
20,000	Pentair, Inc.	691,400
14,000	Teleflex, Inc.	888,860
25,000	Tyco International Ltd.	875,500
		3,933,560

	DRUG (3.4%)
10,000	AVI BioPharma, Inc. *	12,100
16,000	Barr Pharmaceuticals, Inc. *	1,044,800
15,000	Biogen Idec, Inc. *	754,350
30,000	Bristol-Myers Squibb Co.	625,500
15,000	Eli Lilly & Co.	660,450
30,000	Forest Laboratories, Inc. *	848,400
20,000	Genzyme Corp. *	1,617,800
10,000	GlaxoSmithKline PLC ADR	434,600
40,000	King Pharmaceuticals, Inc. *	383,200
15,000	Novartis AG ADR	792,600
50,000	Pfizer, Inc.	922,000
35,000	Sanofi-Aventis ADR	1,150,450
22,500	Schering-Plough Corp.	415,575
25,000	Teva Pharmaceutical Industries Ltd. ADR	1,144,750
30,000	Watson Pharmaceuticals, Inc. *	855,000
14,000	Wyeth	517,160
		12,178,735

	EDUCATIONAL SERVICES (0.2%)
12,000	Apollo Group, Inc. Class A *	711,600

	ELECTRICAL EQUIPMENT (1.7%)
2,000	American Science & Engineering, Inc.	119,460
5,000	Baldor Electric Co.	144,050
15,000	Belden CDT, Inc.	476,850
25,000	Corning, Inc.	391,000
4,000	Garmin Ltd.	135,760
10,000	General Cable Corp. *	356,300
100,000	General Electric Co.	2,550,000
5,000	Siemens AG ADR	469,450
18,000	Thomas & Betts Corp. *	703,260
50,000	Ultralife Batteries, Inc. *	387,500
10,000	WESCO International, Inc. *	321,800
		6,055,430

	ELECTRICAL UTILITY - CENTRAL (1.2%)
30,000	ALLETE, Inc.	1,335,000
35,000	American Electric Power Company, Inc.	1,296,050
20,000	CenterPoint Energy, Inc.	291,400
25,000	OGE Energy Corp.	772,000
35,000	Westar Energy, Inc.	806,400
		4,500,850

	ELECTRICAL UTILITY - EAST (2.4%)
32,000	Dominion Resources, Inc.	1,368,960
17,000	Exelon Corp.	1,064,540

60,000	Pepco Holdings, Inc.	1,374,600
30,000	PPL Corp.	1,110,600
30,000	Progress Energy, Inc.	1,293,900
40,000	Southern Co.	1,507,600
60,000	TECO Energy, Inc.	943,800
		8,664,000

	ELECTRICAL UTILITY - WEST (0.9%)
50,000	IDACORP, Inc.	1,454,500
15,000	Sempra Energy	757,050
50,000	Xcel Energy, Inc.	999,500
		3,211,050

	ELECTRONICS (1.2%)
20,000	AVX Corp.	203,800
35,000	Celestica, Inc. *	225,400
12,000	Harris Corp.	554,400
20,000	LaserCard Corp. *	79,800
25,000	MEMC Electronic Materials, Inc. *	673,605
20,000	PG&E Corp.	749,000
20,000	Pinnacle West Capital Corp.	688,200
20,000	Plantronics, Inc.	450,400
30,000	Tyco Electronics Ltd.	829,800
5,000	Valence Technology, Inc. *	17,250
		4,471,655

	ENTERTAINMENT (0.6%)
20,000	CBS Corp. Class B	291,600
12,500	IAC/InterActiveCorp *	216,250
70,000	Time Warner, Inc.	917,700
24,000	Walt Disney Co. (The)	736,560
		2,162,110

	ENTERTAINMENT TECHNOLOGY (0.2%)
30,000	Avid Technology, Inc. *	721,800

	ENVIRONMENTAL (0.5%)
20,000	American Ecology Corp.	553,400
15,000	Tetra Tech, Inc. *	360,900
25,000	Waste Management, Inc.	787,250
		1,701,550

	FINANCIAL SERVICES - DIVERSIFIED (1.6%)
12,000	AllianceBernstein Holding L.P.	444,120
20,000	American Express Co.	708,600
7,000	American International Group, Inc.	23,310
20,000	Ameriprise Financial, Inc.	764,000
45,000	Citigroup, Inc.	922,950
10,000	Hartford Financial Services Group, Inc. (The)	409,900
10,000	HSBC Holdings PLC ADR	808,300
25,000	Invesco Ltd.	524,500
18,351	Loews Corp.	724,681
6,000	Nasdaq OMX Group, Inc. (The) *	183,420
5,000	Principal Financial Group, Inc.	217,450
		5,731,231

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	FOOD PROCESSING (1.5%)
25,000	Archer-Daniels-Midland Co.	$547,750
17,500	ConAgra Foods, Inc.	340,550
10,000	Diageo PLC ADR	688,600
15,000	General Mills, Inc.	1,030,800
15,000	Hormel Foods Corp.	544,200
25,000	Kraft Foods, Inc. Class A	818,750
35,000	Sara Lee Corp.	442,050
20,000	Smithfield Foods, Inc. *	317,600
20,000	Unilever PLC ADR	544,200
		5,274,500

	FOOD WHOLESALERS (0.1%)
15,000	SUPERVALU, Inc.	325,500

	FOREIGN ELECTRONICS (0.4%)
40,000	Koninklijke Philips Electronics N.V.	1,090,000
15,000	Sony Corp. ADR	463,050
		1,553,050

	FOREIGN TELECOMMUNICATIONS (0.6%)
45,000	Deutsche Telekom AG ADR	685,350
25,000	Telecom Corporation of New Zealand Ltd. ADR	229,751
12,000	Telefonica S.A. ADR	857,880
15,000	Vodafone Group PLC ADR	331,500
		2,104,481

	FURNITURE/HOME FURNISHINGS (0.4%)
20,000	Furniture Brands International, Inc.	210,400
10,000	Mohawk Industries, Inc. *	673,900
35,000	Tempur-Pedic International, Inc.	411,600
		1,295,900

	GROCERY (0.1%)
24,000	Whole Foods Market, Inc.	480,720

	HEALTH CARE INFORMATION SYSTEMS (0.2%)
30,000	IMS Health, Inc.	567,300

	HOTEL/GAMING (0.1%)
20,000	Wyndham Worldwide Corp.	314,200

	HOUSEHOLD PRODUCTS (0.1%)
20,000	Newell Rubbermaid, Inc.	345,200

	INDUSTRIAL SERVICES (0.1%)
10,000	CSG Systems International, Inc. *	175,300
5,000	G&K Services, Inc. Class A	165,250
		340,550

	INFORMATION SERVICES (0.3%)
10,000	Dun & Bradstreet Corp. (The)	943,600

	INSURANCE - LIFE (0.9%)
20,000	Genworth Financial, Inc. Class A	172,200
8,000	Lincoln National Corp.	342,480
20,000	Manulife Financial Corp.	733,800
15,000	MetLife, Inc.	840,000
10,000	Prudential Financial, Inc.	720,000
15,000	UnumProvident Corp.	376,500
		3,184,980

	INSURANCE - PROPERTY & CASUALTY (0.6%)
20,000	American Financial Group, Inc.	590,000
20,000	Berkley (W.R.) Corp.	471,000
5	Berkshire Hathaway, Inc. Class A *	653,000
20,000	HCC Insurance Holdings, Inc.	540,000
		2,254,000

	INTERNET (0.2%)
2,000	Google, Inc. Class A *	682,860

	MACHINERY (1.6%)
10,000	Briggs & Stratton Corp.	161,800
15,000	CIRCOR International, Inc.	651,450
15,000	CNH Global N.V.	330,600
10,000	Curtiss-Wright Corp.	454,500
6,000	Flowserve Corp.	532,620
15,000	Ingersoll-Rand Company Ltd. Class A	467,550
15,000	Lincoln Electric Holdings, Inc.	964,650
12,000	Middleby Corp. (The) *	651,720
20,000	Terex Corp. *	610,400
35,000	Watts Water Technologies, Inc. Class A	957,250
		5,782,540

	MARITIME (0.2%)
2,000	Alexander & Baldwin, Inc.	88,060
3,000	DryShips, Inc.	106,470
6,000	Excel Maritime Carriers Ltd.	90,480
25,000	TBS International Ltd. Class A *	336,500
		621,510

	MEDICAL SERVICES (1.4%)
15,000	Coventry Health Care, Inc. *	488,250
10,000	Health Management Associates, Inc. Class A *	41,600
20,000	Health Net, Inc. *	472,000
15,000	Laboratory Corporation of America Holdings *	1,042,500
20,000	Lincare Holdings, Inc. *	601,800
26,000	PSS World Medical, Inc. *	507,000
20,000	Quest Diagnostics, Inc.	1,033,400
10,000	WellCare Health Plans, Inc. *	360,000
8,000	WellPoint, Inc. *	374,160
		4,920,710

Value Line Income and Growth Fund, Inc.

September 30, 2008

Shares		Value

	MEDICAL SUPPLIES (3.4%)
14,011	Baxter International, Inc.	$919,542
10,000	Becton, Dickinson & Co.	802,600
12,000	Bio-Rad Laboratories, Inc. Class A *	1,189,440
45,000	Boston Scientific Corp. *	552,150
20,000	Covidien Ltd.	1,075,200
15,000	Immucor, Inc. *	479,400
16,000	Inverness Medical Innovations, Inc. *	480,000
35,000	Johnson & Johnson	2,424,800
10,000	Kinetic Concepts, Inc. *	285,900
15,000	Medtronic, Inc.	751,500
24,000	Mentor Corp.	572,640
24,000	STERIS Corp.	901,920
20,000	Varian Medical Systems, Inc. *	1,142,600
10,000	Zimmer Holdings, Inc. *	645,600
		12,223,292

	METALS & MINING DIVERSIFIED (0.9%)
20,000	Alcoa, Inc.	451,600
20,000	Alliance Resource Partners, L.P.	630,400
12,000	BHP Billiton Ltd. ADR	623,880
15,000	Cameco Corp.	334,650
25,000	Companhia Vale do Rio Doce ADR	478,750
10,000	Freeport-McMoRan Copper & Gold, Inc.	568,500
30,000	Titanium Metals Corp.	340,200
		3,427,980

	METALS FABRICATING (0.1%)
15,000	Chicago Bridge & Iron Co. N.V.	288,600
	NATURAL GAS - DISTRIBUTION (0.5%)
35,000	Energy Transfer Equity, L.P.	761,250
20,000	Enterprise Products Partners, L.P.	515,400
21,000	Ferrellgas Partners, L.P.	384,300
		1,660,950

	NATURAL GAS - DIVERSIFIED (1.4%)
15,000	Cabot Oil & Gas Corp.	542,100
25,000	Chesapeake Energy Corp.	896,500
16,000	Devon Energy Corp.	1,459,200
35,000	El Paso Corp.	446,600
10,000	Energen Corp.	452,800
20,000	National Fuel Gas Co.	843,600
18,000	Newfield Exploration Co. *	575,820
		5,216,620

	NEWSPAPER (0.2%)
20,000	Gannett Co., Inc.	338,200
35,000	News Corp. Class B	425,250
		763,450

	OFFICE EQUIPMENT & SUPPLIES (0.2%)
20,000	Lexmark International, Inc. Class A *	651,400

	OIL/GAS DISTRIBUTION (0.2%)
20,000	Energy Transfer Partners L.P.	736,600

	OILFIELD SERVICES/EQUIPMENT (2.2%)
31,000	Compagnie Generale de Geophysique-Veritas ADR *	$985,490
18,000	ENSCO International, Inc.	1,037,340
10,000	Helmerich & Payne, Inc.	431,900
30,000	Nabors Industries Ltd. *	747,600
12,000	National-Oilwell Varco, Inc. *	602,760
25,000	Noble Corp.	1,097,500
20,000	Pride International, Inc. *	592,200
35,000	Rowan Companies, Inc.	1,069,250
9,000	Transocean, Inc. *	988,560
20,000	Weatherford International Ltd. *	489,830
		8,042,430

	PAPER & FOREST PRODUCTS (0.3%)
24,000	International Paper Co.	628,320
8,000	Weyerhaeuser Co.	484,640
		1,112,960

	PETROLEUM - INTEGRATED (1.7%)
18,000	Chevron Corp.	1,484,640
15,000	ConocoPhillips	1,098,750
15,000	Exxon Mobil Corp.	1,164,900
18,000	Marathon Oil Corp.	717,660
10,000	Murphy Oil Corp.	641,400
2,000	Sasol Ltd. ADR	84,980
30,000	Tesoro Corp.	494,700
15,000	Valero Energy Corp.	454,500
		6,141,530

	PETROLEUM - PRODUCING (1.2%)
18,000	Anadarko Petroleum Corp.	873,180
8,000	Apache Corp.	834,240
20,000	Plains Exploration & Production Co. *	703,200
25,000	St. Mary Land & Exploration Co.	891,250
25,000	Swift Energy Co. *	967,250
		4,269,120

	PHARMACY SERVICES (0.2%)
25,000	CVS Caremark Corp.	841,500

	POWER(0.1%)
25,000	Reliant Energy, Inc. *	183,750

	PRECIOUS METALS (0.6%)
25,006	AngloGold Ashanti Ltd. ADR	577,638
14,000	Barrick Gold Corp.	514,360
30,000	Harmony Gold Mining Company Ltd. ADR *	290,400
17,500	Newmont Mining Corp.	678,300
25,000	Yamana Gold, Inc.	208,250
		2,268,948

	PRECISION INSTRUMENT (0.6%)
25,000	Applera Corp.	856,250
20,000	OSI Systems, Inc. *	470,200

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

40,000	PerkinElmer, Inc.	$998,800
		2,325,250

	R.E.I.T. (0.2%)
20,000	CapitalSource, Inc.	246,000
18,000	Hospitality Properties Trust	369,360
15,000	Host Hotels & Resorts, Inc.	199,350
		814,710

	RAILROAD (0.8%)
8,000	Burlington Northern Santa Fe Corp.	739,440
20,000	Canadian National Railway Co.	956,600
10,000	Canadian Pacific Railway Ltd.	538,600
12,000	Norfolk Southern Corp.	794,520
		3,029,160

	RECREATION (0.2%)
20,000	Brunswick Corp.	255,800
1,000	Carnival Corp.	35,350
5,000	Harley-Davidson, Inc.	186,500
5,000	Interval Leisure Group, Inc. *	52,000
5,000	Ticketmaster *	53,650
		583,300

	RESTAURANT (0.0%)
5,000	CKE Restaurants, Inc.	53,000
5,000	Starbucks Corp. *	74,350
		127,350

	RETAIL - SPECIAL LINES (0.8%)
15,000	Abercrombie & Fitch Co. Class A	591,750
10,000	American Eagle Outfitters, Inc.	152,500
15,000	AnnTaylor Stores Corp. *	309,600
20,000	Best Buy Co., Inc.	750,000
20,000	Cabela's, Inc. *	241,600
20,000	Interface, Inc. Class A	227,400
20,000	PetSmart, Inc.	494,200
		2,767,050

	RETAIL BUILDING SUPPLY (0.1%)
10,000	Home Depot, Inc. (The)	258,900
	RETAIL STORE (0.7%)
5,000	HSN, Inc. *	55,050
10,000	J.C. Penney Company, Inc.	333,400
10,000	Macy's, Inc.	179,800
10,000	Nordstrom, Inc.	288,200
25,000	Wal-Mart Stores, Inc.	1,497,250
		2,353,700

	SECURITIES BROKERAGE (0.2%)
10,000	Merrill Lynch & Co., Inc.	253,000
22,000	Morgan Stanley	506,000
		759,000

	SEMICONDUCTOR (0.8%)
15,000	Analog Devices, Inc.	395,250
6,000	Canadian Solar, Inc. *	117,180
30,000	Intel Corp.	561,900
20,000	International Rectifier Corp. *	380,400
20,000	Linear Technology Corp.	613,200
35,000	NVIDIA Corp. *	374,850
27,000	O2Micro International Ltd. ADR *	98,010
20,000	Texas Instruments, Inc.	430,000
		2,970,790

	SHOE (0.1%)
20,000	Brown Shoe Company, Inc.	327,600
	STEEL - GENERAL (0.1%)
10,000	Nucor Corp.	395,000
	STEEL - INTEGRATED (0.1%)
45,000	Mueller Water Products, Inc. Class A	404,100
1,000	POSCO ADR	93,370
		497,470

	TELECOMMUNICATION SERVICES (0.7%)
10,000	AT&T, Inc.	279,200
25,000	BT Group PLC ADR	725,250
10,000	Dycom Industries, Inc. *	130,200
12,000	Embarq Corp.	486,600
20,000	Turkcell Iletisim Hizmetleri AS ADR	299,800
7,500	Verizon Communications, Inc.	240,675
16,000	Vimpel-Communications ADR	324,800
		2,486,525

	TELECOMMUNICATIONS EQUIPMENT (0.6%)
35,000	AudioCodes Ltd. *	88,200
35,000	Cisco Systems, Inc. *	789,600
20,000	Harmonic, Inc. *	169,000
20,000	Motorola, Inc.	142,800
40,000	Nokia Oyj ADR	746,000
10,000	Polycom, Inc. *	231,300
		2,166,900

	TRUCKING (0.1%)
5,000	Ryder System, Inc.	310,000
5,000	YRC Worldwide, Inc. *	59,800
		369,800

	WATER UTILITY (0.4%)
25,000	American States Water Co.	962,500
14,000	California Water Service Group	539,000
		1,501,500
	TOTAL COMMON STOCKS (Cost $198,887,697)	196,190,054

Value Line Income and Growth Fund, Inc.

September 30, 2008

Shares		Value

PREFERRED STOCKS (0.7%)

	BANK (0.1%)
20,000	Wells Fargo Capital XI 6 1/4%	$399,400

	ELECTRICAL EQUIPMENT (0.2%)
29,100	General Electric Capital Corp. 4 1/2% (1)	554,355

	FINANCIAL SERVICES - DIVERSIFIED (0.1%)
32,200	HSBC Holdings PLC 6 1/5%	552,230

	INSURANCE - LIFE (0.1%)
25,000	MetLife, Inc. Series B 6 1/2%	388,000

	R.E.I.T. (0.2%)
27,000	Health Care REIT, Inc. Series F 7 5/8%	573,750

	SECURITIES BROKERAGE (0.0%)
6,100	Merrill Lynch & Co., Inc. Series 4 4% (2)	61,000

	TOTAL PREFERRED STOCKS (Cost $3,199,460)	2,528,735

Principal Amount		Value

CORPORATE BONDS & NOTES (4.1%)

	CHEMICAL - SPECIALTY (0.3%)
$1,175,000	Lubrizol Corp., 5.88%, 12/1/08	1,175,684

	ELECTRICAL EQUIPMENT (1.3%)
2,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,856,008
1,000,000	General Electric Capital Corp., 4.00%, 2/15/12	918,960
2,000,000	Thomas & Betts Corp., 6.39%, 2/10/09	1,994,308
		4,769,276
	ENTERTAINMENT (0.4%)
1,500,000	Liberty Media Corp., 7.88%, 7/15/09	1,504,657

	FOOD PROCESSING (0.3%)
1,000,000	Sensient Technologies Corp., 6.50%, 4/1/09	1,001,800

	HOTEL/GAMING (0.2%)
1,000,000	Marriott International, 5.81%, 11/10/15	886,385

	MACHINERY (0.6%)
2,000,000	Whirlpool Corp., 6.13%, 6/15/11	2,048,122

	METALS & MINING DIVERSIFIED (0.3%)
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	982,501

	RETAIL STORE (0.3%)
1,025,000	Macy's Retail Holdings, Inc., 5.88%, 1/15/13	929,739

	SECURITIES BROKERAGE (0.0%)
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13	97,500

	SEMICONDUCTOR (0.4%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,466,333

	TOTAL CORPORATE BONDS & NOTES (Cost $15,930,094)	14,861,997

CONVERTIBLE CORPORATE BONDS & NOTES (6.7%)

	AEROSPACE/DEFENSE (0.2%)
1,000,000	AAR Corp. 1.75%, 2/1/26	820,000
	BIOTECHNOLOGY (0.4%)
1,500,000	Amgen, Inc. 0.38%, 2/1/13	1,350,000
	COMPUTER & PERIPHERALS (0.6%)
1,250,000	Maxtor Corp. Senior Notes, 2.38%, 8/15/12	1,100,000
1,250,000	SanDisk Corp. 1.00%, 5/15/13	992,188
		2,092,188

	COMPUTER SOFTWARE & SERVICES (0.7%)
1,000,000	Euronet Worldwide, Inc. 3.50%, 10/15/25	763,750
2,250,000	Tech Data Corp. 2.75%, 12/15/26	1,890,000
		2,653,750

	DRUG (0.5%)
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	1,210,937
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	702,188
		1,913,125

	ELECTRICAL EQUIPMENT (0.8%)
2,000,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12	1,540,000
1,750,000	WESCO International, Inc. 1.75%, 11/15/26	1,358,437
		2,898,437
	ELECTRONICS (0.3%)
1,250,000	Flextronics International Ltd. 1.00%, 8/1/10	1,093,750

	ENVIRONMENTAL (0.3%)
1,000,000	Allied Waste Industries, Inc. 4.25%, 4/15/34	937,500

	MEDICAL SERVICES (0.3%)
1,500,000	LifePoint Hospitals, Inc. Senior Subordinated Debentures, 3.25%, 8/15/25	1,260,000

	OILFIELD SERVICES/EQUIPMENT (0.3%)
1,000,000	Helix Energy Solutions Group, Inc. 3.25%, 12/15/25	948,750

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

	R.E.I.T. (0.3%)
$1,750,000	ProLogis 1.88%, 11/15/37	$1,220,625
	SEMICONDUCTOR (0.9%)
1,000,000	LSI Corp. 4.00%, 5/15/10	946,250
1,000,000	Xilinx, Inc. 3.13%, 3/15/37	830,000
1,750,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (3)	1,417,500
		3,193,750
	TELECOMMUNICATION SERVICES (0.2%)
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	740,000

	TELECOMMUNICATIONS EQUIPMENT (0.7%)
1,500,000	Agere Systems, Inc. 6.50%, 12/15/09	1,515,000
1,000,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	875,000
		2,390,000
	WIRELESS NETWORKING (0.2%)
1,250,000	Powerwave Technologies, Inc. Subordinated Notes, 1.88%, 11/15/24	785,938

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $25,660,756)	24,297,813

U.S. TREASURY OBLIGATIONS (12.9%)
7,000,000	U.S. Treasury Notes, 4.50%, 2/15/09	7,080,934
7,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	7,161,875
4,000,000	U.S. Treasury Notes, 2.63%, 5/31/10	4,045,940
4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	4,263,124
6,648,060	U.S. Treasury Notes, 2.38%, 4/15/11 (4)	6,723,888
4,000,000	U.S. Treasury Notes, 4.88%, 4/30/11	4,280,624
5,000,000	U.S. Treasury Notes, 5.13%, 6/30/11	5,394,920
4,000,000	U.S. Treasury Notes, 5.00%, 8/15/11	4,318,124
3,000,000	U.S. Treasury Notes, 4.75%, 1/31/12	3,214,923

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,574,939)	46,484,352

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.8%)
3,000,000	Federal Farm Credit Bank, 4.38%, 6/23/11	3,018,708
3,000,000	Federal Farm Credit Bank, 4.88%, 12/5/12	3,006,483
3,000,000	Federal Farm Credit Bank, 3.90%, 2/4/13	2,908,029
3,000,000	Federal Farm Credit Bank, 4.10%, 5/15/13	2,978,778
2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	1,997,284
2,500,000	Federal Home Loan Bank, 4.38%, 10/3/08	2,500,142
3,000,000	Federal Home Loan Bank, 4.50%, 10/14/08	3,001,479
2,500,000	Federal Home Loan Bank, 4.63%, 11/21/08	2,505,200
2,000,000	Federal Home Loan Bank, 4.75%, 12/12/08	2,006,414
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,073,836
3,000,000	Federal Home Loan Bank, 4.63%, 11/19/10	3,006,318
3,000,000	Federal Home Loan Bank, 5.55%, 6/12/12	3,054,765
4,000,000	Federal Home Loan Bank, 5.30%, 10/3/12	4,000,476
2,000,000	Federal Home Loan Bank, 4.15%, 4/2/13	1,991,230
2,000,000	Federal Home Loan Bank, 4.55%, 6/19/13	2,004,162
2,000,000	Federal Home Loan Bank, 4.90%, 7/22/13	2,018,620
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	1,975,984
1,109,439	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	1,126,429

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,110,873)	46,174,337

	TOTAL INVESTMENT SECURITIES (91.4%) (Cost $334,363,819)	330,537,288

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (8.6%)		31,171,131

NET ASSETS (100%)		$361,708,419

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($361,708,419 ÷ 47,986,649 shares outstanding)		$7.54

*	Non-income producing.
(1)	Multi-coupon preferred security.
(2)	Rate at September 30, 2008. Floating rate changes quarterly.
(3)	Zero Coupon Bond.
(4)	Treasury Inflation Protected Security (TIPS).
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$334,363,819	$24,667,959	$(28,494,490)	$(3,826,531)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$290,251,050	-
Level 2 - Other Significant Observable Inputs	40,286,238	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$330,537,288	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 3 investments.

Item 2.    Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 24, 2008